Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

 3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer and, as such, is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the services of the Company's officers.

Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), which is also controlled by Mr. Konstantakopoulos, or through or together with a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. Up to April 2013, Costamare Shipping also provided such services through Ciel Shipmanagement S.A. (“CIEL”), another company controlled by Mr. Konstantakopoulos. We refer to Costamare Shipping and Shanghai Costamare and, up to April 2013, CIEL as the Company's “affiliated managers”.

Pursuant to the management agreement, in 2014 Costamare Shipping received a daily fee for each containership as follows: (i) for each containership (subject to any charter other than a bareboat charter) it received a daily fee of $0.919 since January 1, 2014 ($0.884 for 2013 and $0.850 for 2012), prorated for the calendar days the Company owned each containership and for the three-month period following the date of the sale of a vessel and (ii) for each containership subject to a bareboat charter it received a daily fee of $0.460 since January 1, 2014 ($0.442 for 2013 and $0.425 for 2012), prorated for the calendar days the Company owned each containership and for the three-month period following the date of the sale of a vessel.

The Company also paid to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company, which flat fee may be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases, and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.

The initial term of the management agreement expires on December 31, 2015 (Note 22(c)) and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership was fixed until December 31, 2012 and was thereafter annually adjusted upwards through 2014 by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term which expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece. Since April 2013, the Cell provides technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company's container vessels (including all container vessels previously managed by CIEL), pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee. Costamare Shipping remains the head manager for all vessels owned by the Company.

The Cell also offers ship management services to third-party owners. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Group Management Agreement. The net profits earned during the year ended December 31, 2014, amounted to $392 and is included as a reduction in management fees - related parties in the accompanying 2014 consolidated statement of income. As at December 31, 2014, the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services to 19 of Costamare's vessels.

Management fees charged by the Manager in the years ended December 31, 2012, 2013 and 2014, amounted to $12,208, $15,570 and $18,642, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $3,629 for the year ended December 31, 2014 ( $3,139 for the year ended December 31, 2013 and $2,873 for the year ended December 31, 2012), representing a fee of 0.75% on all gross revenues, as provided in the management agreements with each subsidiary, which is separately reflected as Voyage expenses-related parties in the accompanying consolidated statements of income for the years ended December 31, 2012, 2013 and 2014, respectively, (ii) $1,000 for the services of the Company's officers in aggregate, which is included in General and administrative expenses in the accompanying consolidated statements of income for the year ended December 31, 2014 ($1,000 for the year ended December 31, 2013 and $1,000 for the year ended December 31, 2012) and (iii) $1,050 supervision fees for three newbuild vessels, which were delivered during the year ended December 31, 2014 ($2,450 for seven newbuild vessels which were delivered during the year ended December 31, 2013). Furthermore, in accordance with the management agreement with V.Ships Greece, V.Ships Greece has been provided with the amount of $1,425 ($75 per vessel) as working capital security, which is included in Accounts receivable, non-current, in the accompanying 2014 consolidated balance sheet ($1,350 for the year ended December 31, 2013).

During the years ended December 31, 2014 and 2013, the Manager charged in aggregate to the companies established pursuant to the Framework Agreement (Notes 9 and 10) the amount of $1,572 and $1,070, respectively, for services provided in accordance with the respective management agreements.

The balance due from the Manager at December 31, 2013 and 2014 amounted to $2,076 and
$576, which are included in Due from related parties in the accompanying 2013 consolidated balance sheet and Due to related parties in the accompanying 2014 consolidated balance sheet, respectively.

(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012, Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL was not part of the consolidated group of the Company but was an affiliated manager up to April 2013. CIEL, up to April 2013, provided the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel. CIEL specialized, although not exclusively, in managing containerships of up to 3,500 TEU. For the period from April 28, 2013 to December 31, 2013 and for the year ended December 31, 2014, CIEL did not provide technical, crewing, provisioning, bunkering, sale and purchase and accounting services, or other commercial services, to any of the Company's containerships. CIEL is currently providing services in respect of the Rena. Management fees charged by CIEL in the years ended December 31, 2012, 2013 and 2014, amounted to $2,963, $1,010 and $219, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2013 and 2014, amounted to $603 and $593, respectively and is included in Due from related parties in the accompanying consolidated balance sheets.

(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Shanghai Costamare's General Manager, Mr. Shen Xiao Dong. Shanghai Costamare is a company incorporated in the Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is an affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2014, Shanghai Costamare provided such services to eleven (nine as of December 31, 2013) of the Company's containerships. There was no balance due from/to Shanghai Costamare at both December 31, 2013 and 2014.